5. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Notes
5. ACCOUNTS RECEIVABLE

5.      ACCOUNTS RECEIVABLE

The Company’s accounts receivable consists of the following:

	December 31, 2018	December 31, 2017
	$	$
Trade receivables	193,455	425,284
GST receivable	86,815	24,995
Employee advances	-	158
	280,280	450,437